Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income including noncontrolling interest	$ 5,929	$ 5,453	$ 4,529
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(494)	447	211
Defined benefit pension and postretirement plans adjustment	1,345	106	(507)
Cash flow hedging instruments	119	(142)	(72)
Total other comprehensive income (loss), net of tax	970	411	(368)
Comprehensive income (loss) including noncontrolling interest	6,899	5,864	4,161
Comprehensive (income) loss attributable to noncontrolling interest	(7)	(2)	(11)
Comprehensive income (loss) attributable to 3M	$ 6,892	$ 5,862	$ 4,150